Debt and Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Debt Obligation, Net of Unamortized Costs

Debt

The following represents the Company’s debt obligations, net of unamortized costs as of June 30, 2022 and December 31, 2021:

Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable	June 30, 2022		December 31, 2021
	Outstanding	Average Interest	Outstanding	Average Interest	Final Maturity
TL Revolving Credit Facility	$1,308,789	3.08%	$1,059,950	1.60%	September 2023
TL 2019 Term Loan	132,050	3.50%	137,513	3.50%	December 2026
TL 2021-1 Term loan	62,476	2.65%	65,131	2.65%	February 2028
TL 2021-2 Term Loan	197,729	2.90%	204,712	2.90%	October 2028
TMCL II Secured Debt Facility (1)	1,333,055	3.14%	1,067,886	1.75%	November 2028
TMCL VII 2020-1 Bonds	362,165	3.07%	384,611	3.07%	August 2045
TMCL VII 2020-2 Bonds	502,410	2.26%	530,565	2.26%	September 2045
TMCL VII 2020-3 Bonds	184,522	2.15%	194,414	2.15%	September 2045
TMCL VII 2021-1 Bonds	485,037	1.72%	508,024	1.72%	February 2046
TMCL VII 2021-2 Bonds	584,685	2.27%	610,111	2.27%	April 2046
TMCL VII 2021-3 Bonds	554,145	1.98%	577,603	1.98%	August 2046
Total debt obligations (2)	$5,707,063		$5,340,520
Amount due within one year	$416,319		$380,207
(1)	Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its associated conversion date.

(2) The fair value of total debt based on the borrowing rates available to the Company was approximately $5,359,825 and $5,320,366 at June 30, 2022 and December 31, 2021, respectively, and was measured using Level 2 inputs.

Summary of Fair Value of Derivative Instruments Reflected on Gross Basis on Condensed Consolidated Balance Sheets

The following table summarizes the Company’s interest rate swap contracts, which were all designated as cash flow hedges as of June 30, 2022:

Notional
Derivative instruments	amount
Interest rate swap contracts with several banks that were indexed to one-month LIBOR, with fixed rates between 0.17% and 1.28% per annum, amortizing notional amounts, with termination dates through May 30, 2031	$820,125
Interest rate swap contracts with several banks that were indexed to daily SOFR, with fixed rates between 0.36% and 2.99% per annum, amortizing notional amounts, with termination dates through March 17, 2031 (1)	1,105,500
Total notional amount as of June 30, 2022	$1,925,625

(1)

In 2021, the Company amended certain interest rate swap contracts which were related to the replacement of London InterBank Offered Rate (“LIBOR”) to Secured Overnight Financing Rate (“SOFR”) due to the reference rate reform.

Summary of Pre-tax Impact of Derivative Instruments on Condensed Consolidated Statements of Operations	The following table summarizesthe pre-tax impact of derivative instruments on the condensed consolidated statements of operations during the three and six months ended June 30, 2022 and 2021:

		Three Months Ended June 30,		Six Months Ended June 30,
Derivative instruments	Financial Statement Line Item	2022	2021	2022	2021
Non-designated	Realized loss on financial instruments, net	$—	$2,448	$—	$5,404
Non-designated	Unrealized gain on financial instruments, net	$—	$1,985	$—	$5,177
Designated	Other comprehensive income (loss)	$29,720	$(4,646)	$89,100	$(204)
Designated	Interest expense	$1,004	$1,297	$4,295	$2,491